Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Franchise Fees	The table below summarizes the franchise fees incurred (in thousands):

	Three Months Ended March 31,
Line Item	2020	2019
Other hotel expenses	$14,059	$17,748
The table below summarizes the franchise fees incurred (in thousands):

	Year Ended December 31,
Line Item	2019	2018	2017
Other hotel expenses	$76,707	$72,095	$69,300